Submission	Jun. 17, 2025
Submission [Line Items]
Central Index Key	0000879101
Registrant Name	Kimco Realty Corporation
Registration File Number	333-269102
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES